NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED SEPTEMBER 17, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012,

AS SUPPLEMENTED MAY 14, 2012

The following bullet point is added to the end of the fourth paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares”:

•	Certain other institutional investors described in the statement of additional information.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FREGIFP-0912P

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED SEPTEMBER 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 29, 2012

The following bullet points are added after the third bullet point of the third paragraph of the section “Purchase and Redemption of Fund Shares—Class I Shares”:

•	Any registered investment company that is not affiliated with the Nuveen Funds and which invests in securities of other investment companies.
•	Any plan organized under section 529 under the Code (i.e., a 529 plan).

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-R2GSAI-0912P